Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 5,217,800	$ 27,385,611		$ 22,000	$ 11,354,213	$ (49,686,780)	$ (5,707,156)
Balance, shares at Dec. 31, 2023	2	1,038,374,219		1,122,311
Preferred share issued in connection with debt cancellation - related party	$ 20,000						20,000
Preferred share issued in connection with debt cancellation - related party, shares	1
Warrants issued for services - related parties					771,026		771,026
Warrants issued for services					80,179		80,179
Options issued for services					4,197		4,197
Imputed interest - related party					81,072		81,072
Net loss						(3,398,939)	(3,398,939)
Balance at Dec. 31, 2024	$ 5,237,800	$ 27,385,611		$ 22,000	12,290,687	(53,085,719)	(8,149,621)
Balance, shares at Dec. 31, 2024	3	1,038,374,219		1,122,311
Warrants issued for services - related parties					88,260		88,260
Warrants issued for services					171,233		171,233
Options issued for services					22,748		22,748
Imputed interest - related party					79,275		79,275
Net loss						(3,623,353)	(3,623,353)
Issuance of common stock for services		$ 834,600					834,600
Issuance of common stock for services, shares		10,000,000
Issuance of common stock, net of stock offering costs		$ 2,602,900			(25,000)		2,577,900
Issuance of common stock, net of stock offering costs, shares		32,082,094
Issuance of common stock for commitment fee		$ 100,000			(100,000)
Issuance of common stock for commitment fee, shares		1,081,471
Shares issued in connection with cashless warrants exercise		$ 92,317			(92,317)
Shares issued in connection with cashless warrants exercise, shares		2,472,346
Balance at Dec. 31, 2025	$ 5,237,800	$ 31,015,428		$ 22,000	$ 12,434,886	$ (56,709,072)	$ (7,998,958)
Balance, shares at Dec. 31, 2025	3	1,084,010,130		1,122,311